Stockholders' Equity (Stock Option Activities) (Details) - Options - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Options rollforward
Stock Options, Outstanding, Number, Beginning Balance	76,112	76,112	76,112
Options, Outstanding, Number, Ending Balance	76,112	76,112	76,112	76,112
Options vested and exercisable	47,570	47,570
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning	$ 85.95	$ 85.95	$ 85.95
Weighted Average Exercise Price, Ending	85.95	85.95	$ 85.95	$ 85.95
Weighted Average Exercise Price, options vested and exercisable	$ 85.95	$ 85.95
Weighted Average Remaining Contractual Life, Options outstanding (in years)	2 years 6 months 21 days	3 years 3 months 21 days	4 years 3 months 21 days	5 years 3 months 21 days
Weighted Average Remaining Contractual Life, Options vested and exercisable (in years)	2 years 6 months 21 days	3 years 3 months 21 days
Unrecognized share-based compensation	$ 0	$ 0